Shareholders’ Deficit (Details) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Aug. 13, 2021
Shareholders’ Deficit (Details) [Line Items]
Preferred stock shares authorized	1,000,000	1,000,000	1,000,000
Preferred stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Preference shares, shares issued
Preference shares, shares outstanding
Exercise price per share (in Dollars per share)	$ 11.5	$ 11.5
Issue price per share (in Dollars per share)		$ 9.2		$ 10
Total equity proceeds		60.00%
Price per share (in Dollars per share)	$ 11.5	$ 11.5
Maket value issued percentage		115.00%
Redemption trigger price (in Dollars per share)		$ 18
Market value and newly issued price percentage		180.00%
Description of warrants	• in whole and not in part;• at a price of $0.01 per warrant;• upon a minimum of 30 days’ prior written notice of redemption (the “30-day redemption period”); and• if, and only if, the closing price of the Class A ordinary shares equals or exceeds $18.00 per share (as adjusted for stock splits, stock capitalizations, reorganizations, recapitalizations and the like and for certain issuances of Class A ordinary shares and equity-linked securities for capital raising purposes in connection with the closing of the initial Business Combination) for any 20 trading days within a 30-trading day period ending on the third trading day prior to the date on which the Company sends the notice of redemption to the warrant holders.	• in whole and not in part;• at a price of $0.01 per warrant;• upon a minimum of 30 days’ prior written notice of redemption (the “30-day redemption period”); and• if, and only if, the closing price of the Class A ordinary shares equals or exceeds $18.00 per share (as adjusted for stock splits, stock capitalizations, reorganizations, recapitalizations and the like and for certain issuances of Class A ordinary shares and equity-linked securities for capital raising purposes in connection with the closing of the initial Business Combination) for any 20 trading days within a 30-trading day period ending on the third trading day prior to the date on which the Company sends the notice of redemption to the warrant holders.
Shares subject to possible redemption (in Dollars)	$ 47,666,049	$ 47,164,548	$ 200,000,000
Price per share (in Dollars per share)		$ 9.2
Warrants [Member]
Shareholders’ Deficit (Details) [Line Items]
Warrant outstanding	6,885,000	6,885,000
Exercise price per share (in Dollars per share)	$ 11.5	$ 11.5
Issue price per share (in Dollars per share)	$ 9.2	$ 9.2
Total equity proceeds	60.00%	60.00%
Price per share (in Dollars per share)	$ 9.2	$ 9.2
Maket value issued percentage	115.00%	115.00%
Redemption trigger price (in Dollars per share)	$ 18	$ 18
Market value and newly issued price percentage	180.00%	180.00%
Public Warrants [Member]
Shareholders’ Deficit (Details) [Line Items]
Warrant outstanding	6,666,667	6,666,667
Private Warrants [Member]
Shareholders’ Deficit (Details) [Line Items]
Warrant outstanding	218,333	218,333
Issue price per share (in Dollars per share)	$ 10	$ 10
Class A Ordinary Shares [Member]
Shareholders’ Deficit (Details) [Line Items]
Ordinary shares, shares authorized	500,000,000	500,000,000	500,000,000
Ordinary shares, par value (in Dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares voting rights	Class A ordinary shares are entitled to one vote for each share.	Class A ordinary shares are entitled to one vote for each share.
Ordinary shares, issued	655,000	655,000	655,000
Ordinary shares, outstanding	655,000	655,000	655,000
Ordinary shares subject to possible redemption, shares outstanding	4,642,030	4,642,030	20,000,000
Ordinary shares subject to possible redemption, shares outstanding	4,642,030	4,642,030	20,000,000
Percentage of common stock	25.00%	25.00%
Issue price per share (in Dollars per share)	$ 0.0001	$ 0.0001
Price per share (in Dollars per share)	$ 11.5
Ordinary shares issued		4,642,030	4,642,030
Shares subject to possible redemption (in Dollars)		$ 20,000,000	$ 20,000,000
Class A Ordinary Shares [Member] | Common Stock [Member]
Shareholders’ Deficit (Details) [Line Items]
Common stock, shares voting rights	one	one
Class B Ordinary Shares [Member]
Shareholders’ Deficit (Details) [Line Items]
Ordinary shares, shares authorized	50,000,000	50,000,000	50,000,000
Ordinary shares, par value (in Dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Ordinary shares, issued	6,666,667	6,666,667	6,666,667
Ordinary shares, outstanding	6,666,667	6,666,667	6,666,667
Class B Ordinary Shares [Member] | Common Stock [Member]
Shareholders’ Deficit (Details) [Line Items]
Common stock, shares voting rights	one	one